INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Debt investments	¥ 16,467		¥ 18,213
Equity investments	28,494		29,730
Long-term investments	¥ 44,961	$ 7,055	¥ 47,943